Related Party Transactions (Q2) (Details) - USD ($)					1 Months Ended					3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 15, 2022	Dec. 20, 2021	Oct. 31, 2021	Apr. 30, 2021	Apr. 27, 2023	Jun. 15, 2022	Dec. 20, 2021	Oct. 31, 2021	Apr. 30, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 22, 2021	Nov. 05, 2021	Apr. 18, 2021
Related Party Transactions (Details) [Line Items]
Sponsor paid				$ 25,000					$ 25,000
Price per share (in Dollars per share)				$ 0.005					$ 0.005
Common stock, par value (in Dollars per share)				$ 0.0001					$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Cancellation shares of common stock (in Shares)			862,500					862,500
Common stock, description		On December 20, 2021, the Company effected a 1.1- for-1 stock dividend of its common stock, resulting in the Sponsor holding an aggregate of 4,743,750 shares of common stock. The Founder Shares include an aggregate of up to 618,750 shares subject to forfeiture if the over-allotment option is not exercised by the underwriters in full.					the Company effected a 1.1- for-1 stock dividend of its common stock
Common stock exceeds per share (in Dollars per share)												$ 12		$ 12
Sponsor amount					$ 1,200,000
Price par warrant (in Dollars per share)					$ 1
Principal outstanding amount										$ 369,589		$ 369,589
Hybrid Instruments at Fair Value, Net										310,999		310,999
Principal amount																	$ 200,000	$ 150,000
Borrowings amount										200,000		200,000
Additional advanced from sponsor												4,841		$ 4,841
Excess amount	$ 25,000					$ 25,000
Convertible loans										1,500,000		$ 1,500,000		$ 1,500,000
Warrants price per share (in Dollars per share)												$ 1		$ 1
Rental expenses												$ 5,000
Administrative service fee										$ 15,000		30,000		$ 25,000
Administrative service fee											$ 15,000		$ 33,387
Initial Public Offering [Member]
Related Party Transactions (Details) [Line Items]
Principal amount														3,795,000
Borrowings amount														200,000
Administrative service fee												$ 55,000		$ 25,000
Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Shares issued (in Shares)				5,175,000					5,175,000
Common stock, par value (in Dollars per share)																$ 0.0001